Investment Strategy	Feb. 25, 2026
T. Rowe Price Dynamic Credit Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in credit instruments and derivative instruments that are linked to, or provide investment exposure to, credit instruments. The fund defines credit instruments broadly to include any debt instrument or instrument with debt-like characteristics, including corporate and sovereign bonds, bank loans (or leveraged loans), municipal securities, mortgage- and asset-backed securities, and other securitized instruments, which are vehicles backed by pools of assets such as mortgages, loans, or other receivables. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund may invest in debt instruments of any credit rating, and there are no limits on the fund’s investments in high-yield (junk) bonds. There is no limit on the fund’s investments in securities issued by foreign issuers, including issuers in emerging markets, although the fund’s overall net exposure to non-U.S. currencies through direct holdings and derivatives is normally limited to 25% of its net assets. The fund may invest up to 10% of its net assets in long and short positions in equity securities, including common and preferred stocks, convertible securities, warrants, and other equity securities in addition to derivatives that provide exposure to equity securities.

High yield instruments are rated below investment grade (BB and lower, or an equivalent rating), and tend to provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield instruments in which the fund may invest include bonds, leveraged loans, and securities in default. The fund may invest in debt instruments of any maturity or duration, although the fund expects to normally maintain an effective duration between -2 and 6 years.

The fund’s investment approach provides the fund the flexibility to invest across a wide variety of global credit instruments without constraints to particular benchmarks, asset classes, or sectors. Through this flexibility, and the use of active risk management and hedging positions, the fund attempts to benefit from the upsides of the fixed income credit markets while avoiding some of the downsides over a full market cycle.

When deciding whether to adjust allocations among the various sectors and asset classes (such as high yield corporate bonds, mortgage- and asset-backed securities, international bonds, sovereign bonds, municipal securities, and leveraged loans) or duration (which measures the fund’s price sensitivity to interest rate changes), the portfolio manager weighs such factors as expected interest rate movements and currency valuations, the outlook for inflation and the economy, and the yield advantage and potential for increased returns that lower rated bonds may offer over investment-grade bonds.

The fund may also purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. With TBA transactions, the particular securities to be delivered are not identified at the trade date, but the delivered securities must meet specified terms and standards. The fund will generally enter into TBA transactions with the intention of taking possession of the underlying mortgage-backed securities. However, in an effort to obtain underlying mortgage-backed securities on more preferable terms or to enhance returns, the fund may extend the settlement by entering into “dollar roll” transactions in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price. The fund also expects to engage in short sales of TBA mortgages, including short sales on TBA mortgages the fund does not own, to potentially enhance returns or manage risk.

Bank loans, also known as leveraged loans, represent amounts borrowed by companies or other entities from banks and other lenders. These loans have floating interest rates that reset periodically (typically quarterly or monthly) and are often rated below investment grade. In many cases, the borrowing companies have significantly more debt than equity and the loans have been issued in connection with recapitalizations, acquisitions, leveraged buyouts, or refinancings. Leveraged loans may be acquired directly through an agent acting on behalf of the lenders participating in the loan, as an assignment from another lender who holds a direct interest in the loan, or as a participation interest in another lender’s portion of the loan.

The fund may use a variety of derivatives, such as futures, forwards, options, and swaps for a number of purposes, such as for hedging risk or managing certain exposure. Specifically, the fund uses interest rate swaps, credit default index swaptions, interest rate futures, index futures, interest rate swaptions, forward currency exchange contracts, equity options, inflation swaps, credit default swaps (on both indexes and specific bonds or issuers), and fixed income total return swaps. The fund buys or sells credit default and total return swaps in order to generate returns, adjust the fund’s overall credit quality, or protect the value of certain portfolio holdings, as well as to profit from expected deterioration in the credit quality of an issuer or the widening of credit spreads. Total return swaps may also be used in order to obtain a short position with respect to a particular instrument. Interest rate futures and interest rate swaps are primarily used to manage the fund’s exposure to interest rate changes and limit overall volatility by adjusting the portfolio’s duration and extending or shortening the overall maturity of the fund. Equity options are primarily used to create or hedge equity exposure. Index futures are typically used as an efficient means of gaining exposure to a particular segment of the market, as well as to serve as a cash management tool and to enhance the fund’s returns. Interest rate swaptions would typically be used to manage the fund’s exposure to interest rate changes or to adjust portfolio duration.

Forward currency exchange contracts may be used to limit overall volatility by protecting the fund’s non-U.S. dollar-denominated holdings from adverse currency movements relative to the U.S. dollar or to generate returns by gaining long or short exposure to certain currencies expected to increase or decrease in value relative to other currencies. In addition, the fund may take a short position in a currency, which means that the fund could sell a currency in excess of its assets denominated in that currency (or the fund might sell a currency even if it doesn’t own any assets denominated in the currency).

The fund has the ability to take both long and short positions on individual bonds. When the fund takes a long position, it purchases a security that it anticipates will benefit from an increase in the price of that security or the income that the bond could generate. Similarly, a long position through a derivative instrument will benefit from an increase in the price of the underlying instrument and will lose value if the price of the underlying instrument decreases. When a fund takes a short position, the fund borrows the security from a third party and sells it at the then current market price. A short position will benefit from a decrease in price of the security and will lose value if the price of the security increases. The fund has the ability to establish short positions directly or through total return swaps and other derivative instruments, which will benefit from a decrease in price of the underlying instrument and will lose value if the price of the underlying instrument increases.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in credit instruments and derivative instruments that are linked to, or provide investment exposure to, credit instruments.
T. Rowe Price Dynamic Global Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund seeks to offer some protection against rising interest rates and provide a low correlation with the equity markets by investing in a variety of debt securities, including obligations issued by U.S. and foreign governments and their agencies, bonds issued by U.S. and foreign corporations, and mortgage- and asset-backed securities, as well as bank loans, which represent amounts borrowed by companies from banks and other lenders. The fund normally invests at least 40% of its net assets in foreign securities, including securities of emerging market issuers, which may be denominated in U.S. dollars or non-U.S. dollar currencies. For purposes of determining whether a fund holding is a foreign security, the fund uses the country assigned to a security by Bloomberg or another third-party data provider. There is no limit on the fund’s investments in securities issued by foreign issuers, although the fund’s overall net exposure to non-U.S. currencies through direct holdings and derivatives is normally limited to 50% of its net assets.

The fund focuses mainly on holdings that are rated investment grade (AAA, AA, A, BBB, or an equivalent rating) by credit rating agencies or, if unrated, deemed to be investment grade by T. Rowe Price. However, the fund may invest up to 35% of its total assets in high yield bonds, also known as junk bonds, and other holdings (such as bank loans) that are rated below investment grade (BB and lower, or an equivalent rating) by credit rating agencies or, if unrated, deemed to be below investment grade by T. Rowe Price. If a security is split-rated (i.e., rated investment grade by at least one credit rating agency and below investment grade by another rating agency) at the time of purchase, the higher rating will be used for purposes of this limit.

When deciding whether to adjust duration (which measures the fund’s price sensitivity to interest rate changes) or allocations among the various sectors and asset classes (such as high yield corporate bonds, mortgage- and asset-backed securities, international and emerging market bonds, and bank loans), the portfolio manager weighs such factors as expected interest rate movements and currency valuations, the outlook for inflation and the economy, and the yield advantage that lower rated bonds may offer over investment-grade bonds. The fund may invest in holdings of any maturity and does not attempt to maintain any particular weighted average maturity. The maturities of the fund’s holdings generally reflect the portfolio manager’s outlook for interest rates.

The fund’s investment approach allows the flexibility to invest across the global fixed income universe without constraints to particular benchmarks or asset classes in an effort to create a portfolio with low overall volatility and consistent income even in a rising interest rate environment. Although the fund has broad discretion in seeking fixed-income investments that offer some downside risk protection and lower volatility, it is expected that the fund will normally maintain a relatively concentrated portfolio. As a result, the fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

The fund may use a variety of derivatives, such as futures, forwards, options, and swaps for a number of purposes, such as for hedging risk or managing certain exposure. Specifically, the fund also uses interest rate futures and swaps, forward currency exchange contracts, credit default swaps, credit default swap index, interest rate swaptions, currency options, equity options, inflation swaps, and options on credit default swaps. Interest rate futures and interest rate swaps are primarily used to manage the fund’s exposure to interest rate changes and limit overall volatility by adjusting the portfolio’s duration and extending or shortening the overall maturity of the fund. Forward currency exchange contracts may be used to limit overall volatility by protecting the fund’s non-U.S. dollar-denominated holdings from adverse currency movements relative to the U.S. dollar. However, such instruments may also be used to reduce volatility or generate returns by gaining long or short exposure to certain currencies expected to increase or decrease in value relative to other currencies. The fund may take a short position in a currency, which means that the fund could sell a currency in excess of its assets denominated in that currency (or the fund might sell a currency even if it doesn’t own any assets denominated in the currency). The fund may buy or sell credit default swaps involving a specific issuer or an index in order to adjust the fund’s overall credit quality, as well as to protect the value of certain portfolio holdings. Credit default swap indexes are primarily used to hedge the portfolio’s overall credit risk or to efficiently gain exposure to certain sectors or asset classes (such as high yield bonds). Interest rate swaptions are primarily used in an effort to manage exposure to changes in interest rates or to adjust portfolio duration. Currency options are primarily used in an effort to take advantage of currencies that are expected to appreciate in value. Equity options, which include options on single-name securities and equity indices, are primarily used to create or hedge equity exposure. Inflation swaps which are tied to a designated inflation index such as the Consumer Price Index (CPI) would typically be used to manage the fund’s inflation risk. Credit default swaptions are typically used in an effort to protect the value of certain portfolio holdings or to manage the fund’s overall exposure to changes in credit quality.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds.
T. Rowe Price Emerging Markets Corporate Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds that are issued by companies that are located or listed in, or conduct the predominant part of their business activities in, the emerging market countries of Latin America, Asia, Europe, Africa, and the Middle East. The fund considers frontier markets to be a subset of emerging markets and any investments in frontier markets are counted toward the fund’s 80% investment policy. For purposes of the fund’s 80% investment policy, the fund relies on a classification by either JPMorgan or the International Monetary Fund to determine which countries are considered emerging markets, and the fund relies on Bloomberg or another unaffiliated data provider to determine the country assigned to a security. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

While it is expected that the securities held by the fund will primarily be U.S. dollar-denominated, the fund may also hold securities denominated in emerging market currencies and other non-U.S. currencies. The fund does not generally attempt to cushion the impact of non-U.S. currency fluctuations against the U.S. dollar. Although the fund expects to generally maintain an intermediate-term weighted average maturity, there are no maturity restrictions on the overall portfolio or on individual securities purchased by the fund. The fund may at times have significant investments in Asian countries.

Most of the fund’s investments are expected to be rated below investment grade (BB or lower, or an equivalent rating) by a major credit rating agency or by T. Rowe Price. However, the fund may purchase bonds of any credit quality and there are no overall limits on the fund’s holdings that are unrated or rated below investment grade. Investments in below investment-grade corporate bonds, also known as “junk” bonds, should be considered speculative.

The fund may use a variety of derivatives, such as futures, forwards, options, and swaps for a number of purposes, such as for hedging risk or managing certain exposure. Specifically, the fund uses interest rate futures and forward foreign currency exchange contracts. Interest rate futures are primarily used as an efficient means of managing the fund’s exposure to interest rate changes and to adjust the fund’s duration. Forward foreign currency exchange contracts are primarily used to help protect the fund’s non-U.S. dollar denominated holdings from unfavorable changes in foreign currency exchange rates, although other currency hedging techniques may be used from time to time.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds that are issued by companies that are located or listed in, or conduct the predominant part of their business activities in, the emerging market countries of Latin America, Asia, Europe, Africa, and the Middle East.
T. Rowe Price Emerging Markets Local Currency Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal conditions, at least 80% of the fund’s net assets (plus any borrowings for investment purposes) are invested in bonds that are denominated in emerging markets currencies, and in derivative instruments that provide investment exposure to such securities. Emerging market bonds include fixed rate and floating rate bonds that are issued by governments, government agencies, and supranational organizations of, and corporate issuers located in or conducting the predominant part of their business activities in, the emerging market countries of Latin America, Asia, Europe, Africa, and the Middle East. The fund considers frontier markets to be a subset of emerging markets and any investments in frontier markets are counted toward the fund’s 80% investment policy. For purposes of the fund’s 80% investment policy, the fund relies on a classification by either JPMorgan or the International Monetary Fund to determine which countries are considered emerging markets, and the fund relies on Bloomberg or another unaffiliated data provider to determine the country assigned to a security. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

Investment decisions are based on fundamental research as well as market factors, such as yield and credit quality differences among bonds as well as supply and demand trends and currency values. The fund generally invests in securities where the combination of fixed-income returns and currency exchange rates appears attractive or, if the currency trend is unfavorable, where the adviser believes the currency risk can be minimized through hedging. The fund may purchase bonds of any credit quality and there are no overall limits on the fund’s investments in bonds that are unrated or rated below investment-grade (also known as “junk” bonds). The fund may at times have significant investments in Asian countries.

The fund may use a variety of derivatives, such as futures, forwards, options, and swaps for a number of purposes, such as for hedging risk or managing certain exposure. Specifically, the fund uses forward currency exchange contracts, currency options, interest rate swaps, interest rate futures, credit default swaps, credit default swap indexes (CDX), and inflation swaps.

Through the use of currency derivative instruments such as forward currency exchange contracts, currency swaps, foreign currency options, and currency futures, the fund has wide flexibility to purchase and sell currencies independently of whether the fund owns bonds in those currencies and to engage in currency hedging transactions. The fund’s currency positions will vary with its outlook on the strength or weakness of one foreign currency compared to another foreign currency and the relative value of various foreign currencies to one another. Currency hedging is permitted, but not required, and the fund will normally be heavily exposed to foreign currencies. The fund may take a short position in a currency, which allows the fund to sell a currency in excess of the value of its holdings denominated in that currency or sell a currency even if it does not hold any assets denominated in the currency. In addition, the fund may use interest rate swaps and futures in order to take long or short positions with respect to its exposure to a particular country or bond market, subject to the investment restrictions applicable to futures and swaps.

The fund may use credit default swaps to buy or sell credit protection on individual bond issuers or sectors of the bond markets. Credit default swaps may be used to replicate the exposure of a bond or portfolio of bonds and as a hedge against a default or other credit event involving one of the fund’s holdings. A CDX is a swap on an index of credit default swaps. CDXs allow the fund to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or a reference index) rather than transacting in a single-name credit default swap. Inflation swaps, which are tied to a designated inflation index such as the Consumer Price Index (CPI), would typically be used to manage the fund’s inflation risk.

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal conditions, at least 80% of the fund’s net assets (plus any borrowings for investment purposes) are invested in bonds that are denominated in emerging markets currencies, and in derivative instruments that provide investment exposure to such securities.
T. Rowe Price Global High Income Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds that are rated below investment grade. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund seeks to invest in a diversified portfolio of high yield bonds, also known as “junk” bonds, and other high income producing instruments (such as bank loans). High yield bonds are bonds that are rated below investment grade (BB and lower, or an equivalent rating) by credit rating agencies or, if unrated, deemed to be below investment grade by T. Rowe Price. There is no limit on the fund’s holdings that are rated below investment grade.

The fund may invest in a variety of debt instruments issued by U.S. and foreign corporations, U.S. and foreign governments and agencies, and supranational organizations, as well as bank loans, which represent amounts borrowed by companies from banks and other lenders. The fund normally invests at least 40% of its net assets in foreign securities, including securities of issuers in emerging markets. However, the amount invested in foreign securities will vary based on market conditions and there is no maximum amount that the fund may invest in securities of foreign issuers, including issuers in emerging markets. For purposes of determining whether a fund holding is a foreign security, the fund uses the country assigned to a security by Bloomberg or another third-party data provider.

High yield bonds tend to provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments, and should be considered speculative. High yield bond issuers often include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

While high yield corporate bonds are typically issued with a fixed interest rate, bank loans usually have floating interest rates that reset periodically (typically quarterly or monthly). With bank loans, the borrowing companies tend to have significantly more debt than equity. The loans may or may not be secured by collateral and are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, or refinancings. The bank loans in which the fund invests may be acquired directly from a lender or through the agent, as an assignment from another lender who holds the loans, or as a participation interest in another lender’s pool of loans. The fund may invest up to 20% of its total assets in bank loans.

The fund may invest in holdings of any maturity and does not attempt to maintain any particular weighted average maturity or duration. While most assets are typically invested in bonds and other income producing instruments, the fund also uses derivatives in keeping with the fund’s objective.

The fund may use a variety of derivatives, such as futures, forwards, options, and swaps for a number of purposes, such as for hedging risk or managing certain exposure. Specifically, the fund uses forward currency exchange contracts. Forward currency exchange contracts are primarily used to protect the fund’s foreign bond holdings from adverse currency movements relative to the U.S. dollar. Forward currency exchange contracts are primarily used to protect the fund’s foreign bond holdings from adverse currency movements by hedging the fund’s foreign currency exposure back to the U.S. dollar.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds that are rated below investment grade.
T. Rowe Price Global Industrials Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by companies in the industrials sector. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund typically invests in at least five countries, including the U.S., and the amount of the fund’s assets invested outside the U.S. will vary depending on the adviser’s outlook for market conditions and opportunities overseas versus those in the U.S. However, the fund typically invests at least 25% of its net assets in securities of foreign issuers. The fund relies on MSCI Inc., a third-party provider of benchmark indexes and data services, or another unaffiliated data provider to determine the country assigned to a security.

Stock selection is based on intensive fundamental research that assesses industry trends and companies’ long-term prospects. The fund may purchase securities issued by companies of any size but generally seeks companies the portfolio manager believes are growing market share, benefitting from high barriers to entry, pursuing continuous operational improvement, and allocating capital well. The portfolio manager may consider, among other factors, a company’s growth potential, valuation, cash flows and overall financial condition, strength of processes, and competitive position in its industry. The fund may purchase value stocks that possess the ability to improve margins and growth rates or have some other company-specific catalyst expected to unlock value. The fund may also seek reasonably priced growth stocks with strong competitive positions and above-market earnings growth in attractive industries. The fund invests in a wide variety of industries within the industrials sector, which include, but are not limited to:

●	aerospace and defense;
●	building products and equipment;
●	automobiles and automobile components;
●	machinery;
●	construction and engineering;
●	electrical components and equipment;
●	industrial technology;
●	business services;
●	transportation; and
●	manufacturing and industrial conglomerates

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by companies in the industrials sector.